SUPPLEMENTAL SCHEDULE	12 Months Ended
Oct. 31, 2025
John Deere Tax Deferred Savings Plan for Wage Employees
SUPPLEMENTAL SCHEDULE
SUPPLEMENTAL SCHEDULE

SUPPLEMENTAL SCHEDULE

JOHN DEERE TAX DEFERRED SAVINGS PLAN FOR
WAGE EMPLOYEES
EMPLOYER ID NO.: 36-2382580
PLAN NO.: 008

FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
AS OF OCTOBER 31, 2025

Current
(in thousands of dollars)	Value**

LOANS TO PARTICIPANTS (at interest rates of 5.25% to 10.50%, various
maturity dates through November 9, 2035)*	$37,679

* Represents a party-in-interest to the Plan.
** Cost information is not required for participant-directed investments and not included